Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	807,338,109.89	37,592
Yield Supplement Overcollateralization Amount 10/31/23	80,219,767.91	0
Receivables Balance 10/31/23	887,557,877.80	37,592
Principal Payments	28,371,238.39	864
Defaulted Receivables	1,222,643.57	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	76,477,544.22	0
Pool Balance at 11/30/23	781,486,451.62	36,685

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.78%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	9,096,380.71	394
Past Due 61-90 days	2,749,680.61	103
Past Due 91-120 days	497,207.78	19
Past Due 121+ days	0.00	0
Total	12,343,269.10	516

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	600,736.39
Aggregate Net Losses/(Gains) - November 2023	621,907.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.84%
Prior Net Losses/(Gains) Ratio	0.51%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	8,987,094.19
Actual Overcollateralization	8,987,094.19
Weighted Average Contract Rate	5.66%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	53.31

Flow of Funds	$ Amount
Collections	33,129,099.75
Investment Earnings on Cash Accounts	16,360.67
Servicing Fee	(739,631.56)
Transfer to Collection Account	-
Available Funds	32,405,828.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,184,359.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	827,270.01
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,987,094.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,471,902.12

Total Distributions of Available Funds	32,405,828.86

Servicing Fee	739,631.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	798,053,721.63
Principal Paid	25,554,364.20
Note Balance @ 12/15/23	772,499,357.43

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2a
Note Balance @ 11/15/23	212,719,206.20
Principal Paid	15,345,962.84
Note Balance @ 12/15/23	197,373,243.36
Note Factor @ 12/15/23	85.8144536%

Class A-2b
Note Balance @ 11/15/23	141,504,515.43
Principal Paid	10,208,401.36
Note Balance @ 12/15/23	131,296,114.07
Note Factor @ 12/15/23	85.8144536%

Class A-3
Note Balance @ 11/15/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	297,200,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-4
Note Balance @ 11/15/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	99,500,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	31,390,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,740,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,379,562.54
Total Principal Paid	25,554,364.20
Total Paid	28,933,926.74

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	930,646.53
Principal Paid	15,345,962.84
Total Paid to A-2a Holders	16,276,609.37

Class A-2b
SOFR Rate	5.32404%
Coupon	6.03404%
Interest Paid	711,536.59
Principal Paid	10,208,401.36
Total Paid to A-2b Holders	10,919,937.95

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2376561
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4813468
Total Distribution Amount	27.7190029

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.0462893
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.7215776
Total A-2a Distribution Amount	70.7678669

A-2b Interest Distribution Amount	4.6505659
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.7215775
Total A-2b Distribution Amount	71.3721434

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	32.37
Noteholders' Third Priority Principal Distributable Amount	615.94
Noteholders' Principal Distributable Amount	351.69

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	2,616,119.83
Investment Earnings	11,308.93
Investment Earnings Paid	(11,308.93)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,792,462.00	$4,762,860.48	$4,674,117.81
Number of Extensions	178	154	159
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.52%	0.49%